NOTE 9 – FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Debt Disclosure [Abstract]
NOTE 9 – FAIR VALUE MEASUREMENTS

NOTE 9 – FAIR VALUE MEASUREMENTS

The Company applies ASC 820, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 — Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Derivative liabilities of conversion features in convertible notes are classified within Level 3. We estimate the fair values of these liabilities at May 31, 2021 by using Monte Carlo simulation based on the remaining contractual terms, risk-free interest rates, and expected volatility of the stock prices, etc. The assumptions used, including the market value of stock prices in the future and the expected volatilities, were subjective unobservable inputs.

Liabilities measured at fair value on a recurring basis are summarized below:

Fair value measurement using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs ( Level 2)	Unobservable inputs ( Level 3)	Total Fair value at May 31, 2022
Derivative liabilities	$—	$—	$—	$—

Derivative liabilities embedded in convertible notes

Fair value at August 31, 2020	$64,584
Increase from note issuances	74,187
Decrease from note conversions	(33,490)
Changes in the fair value	58,090
Fair value at November 30, 2020	$163,371
Increase from note issuances	—
Decrease from note prepayment	(136,320)
Changes in the fair value	18,439
Fair value at February 28, 2021	$45,490
Increase from note issuances	—
Decrease from note prepayment	(45,490)
Fair value at May 31, 2021	$—

NOTE 9 – CONVERTIBLE NOTES

On November 18, 2019, the Company closed a private financing with EMA Financial, LLC (“EMA Financial” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $250,000, and upon issuance, the Company is expected to receive net proceeds of $228,333 after subtracting an original issue discount of $21,667 per the Note agreement. This Note carries a prorated original issue discount of up to $21,667 (the “OID”), to cover the Holder’s monitoring costs associated with the purchase and sale of the Note, which is included in the principal balance of this Note.

As part of initial closing the outstanding principal amount shall be $75,000 and the Holder shall pay $68,500 of the consideration (the “First Tranche”).  Out of $68,500 consideration, the Company has received $64,737 cash from EMA Financial with the remaining $3,763 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 9 months with the maturity date on August 18, 2020.  The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 24.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 55.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading Days on which at least 100 shares of common stock were traded including and immediately preceding the Conversion Date.

In connection with the issuance of the Note, the Company granted EMA Financial a five-year cashless warrant (the “Warrant”) to purchase 30,000 shares of common stock at an exercise price of $12.5 per share. As of November 30, 2020, EMA Financial exercised 100% of the total warrant shares to acquire 45,851,221 common shares through cashless exercises.

On December 13, 2019, the Company entered into a Securities Purchase Agreement with Peak One Opportunity Fund, L.P., a Delaware limited partnership (“Peak One” or the “Holder”), pursuant to which we issued and sold to the Peak One a convertible promissory note. The Note has an original principal amount of $235,000, and upon issuance, the Company is expected to receive net proceeds of $211,500 after subtracting an original issue discount of $23,500 per the Note agreement. This Note carries a prorated original issue discount of up to $23,500 (the “OID”), to cover the Holder’s monitoring costs associated with the purchase and sale of the Note, which is included in the principal balance of this Note.

As part of initial closing the outstanding principal amount shall be $85,000 and the Holder shall pay $76,500 of the consideration (the “First Tranche”). Out of $76,500 consideration, the Company has received $65,312 cash from Peak One with the remaining $11,188 spent as legal expense for note issuance and due diligence fees. Peak One has converted all the convertible notes into 1,096,846 common shares by July 16th, 2020.

The term of this convertible note is 1 year with the maturity date on December 9, 2020. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to the lesser of (a) $10.00 or (b) Sixty percent (60%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of the date of conversion of the Debentures (provided, further, that if either the Company is not DWAC Operational at the time of conversion or the Conversion Price is less than $0.01 per share, then sixty percent (60%) shall automatically adjust to Fifty percent (50%) of the lowest closing bid price (as reported by Bloomberg LP) of the Common Stock for the twenty (20) Trading Days immediately preceding the date of conversion of the Debenture), subject in each case to equitable adjustments resulting from any stock splits, stock dividends, recapitalizations or similar events.

In connection with the issuance of the Note, the Company granted Peak One a five-year cashless warrant (the “Warrant”) to purchase 10,000 shares of common stock at an exercise price of $10 per share. As of November 30, 2020, Peak One exercised 100% of the total warrant shares to acquire 3,720,326 common shares through cashless exercises.

On January 8, 2020, the Company entered into a Securities Purchase Agreement with Crown Bridge Partners, LLC, a New York limited company (“Crown Bridge”), pursuant to which the Company issued and sold to Crown a convertible promissory note, dated January 8, 2020, in the principal amount of $121,500. Upon issuance, the Company is expected to receive net proceeds of $109,500 after subtracting an original issue discount of $12,000 per the Note agreement. This Note carries a prorated original issue discount of up to $12,000 (the “OID”), to cover the Holder’s monitoring costs associated with the purchase and sale of the Note, which is included in the principal balance of this Note.

As part of initial first tranche closing on January 8th, 2020 the outstanding principal amount shall be $40,500 and the Holder shall pay $36,500 of the consideration (the “First Tranche”). Out of $36,500 consideration, the Company has received $34,992 cash from Crown Bridge with the remaining $1,508 spent as legal expense for note issuance and due diligence fees.

As part of the second tranche closing on July 23rd, 2020 the outstanding principal amount shall be $50,000 and the Holder shall pay $47,500 of the consideration (the “Second Tranche”). Out of $47,500 consideration, the Company has received $42,987 cash from Crown Bridge with the remaining $4,513 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on January 8, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal lesser (i) fifteen percent (15%) per annum or (ii) the maximum amount permitted by law from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The Conversion Price shall be the lesser of (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note or (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events) (also subject to adjustment as further described herein). The “Variable Conversion Price” shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest one (1) Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Day period ending on the last complete Trading Day prior to the Conversion Date.

“Trading Price” means, for any security as of any date, the lesser of the (i) lowest traded price and (ii) lowest closing bid price on the Over-the-Counter Pink Marketplace, OTCPink, or applicable trading market (the “Principal Market”) as reported by a reliable reporting service (“Reporting Service”) designated by the Holder (i.e. Bloomberg) or, if the Principal Market is not the principal trading market for such security, on the principal securities exchange or trading market where such security is listed or traded or, if the lowest intraday trading price of such security is not available in any of the foregoing manners, the lowest intraday price of any market makers for such security that are quoted on the OTC Markets

 In connection with the issuance of each tranche of the Note, the Company granted Crown Bridge a five-year cashless warrant (the “Warrant”) to purchase 4,680 shares of common stock at an exercise price of $12.5 per share.

On December 31, 2019, the Company closed a private financing with Auctus Capital Partners, LLC, (“Auctus” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $75,000 with no original discount upon issuance.

As part of initial closing the outstanding principal amount shall be $75,000 and the Holder shall pay $75,000 of the consideration (the “First Tranche”). Out of $75,000 consideration, the Company has received $59,342 cash from Auctus with the remaining $15,658 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 9 months with the maturity date on September 30, 2020. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal the lesser of (i) twenty-four percent (24%) per annum and (ii) the maximum amount permitted under law from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price is the lesser of: (i) the lowest closing price of the Common Stock during the previous twenty (20) Trading Day period ending on the latest complete Trading Day prior to the date of this Note, and (ii) the Variable Conversion Price (as defined herein) (subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events). The “Variable Conversion Price” shall mean 60% multiplied by the Market Price (as defined herein) (representing a discount rate of 40%). “Market Price” means the lowest Trading Price (as defined below) for the Common Stock during the twenty (20) Trading Days on which at least 100 shares of Common Stock were traded including and immediately preceding the Conversion Date. “Trading Price” means, for any security as of any date, the lowest trade price on the OTCPink, OTCQB or applicable trading market as reported by a reliable reporting service (“Reporting Service”) designated by the Holder or, if the OTCPink is not the principal trading market for such security, the trading price of such security on the principal securities exchange or trading market where such security is listed or traded or, if no trading price of such security is available in any of the foregoing manners, the average of the trading prices of any market makers for such security that are listed in the “pink sheets” by the National Quotation Bureau, Inc.

On February 13, 2020, the Company closed a private financing with East Capital Investment Corporation (“East Capital” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $50,000 with no original discount upon issuance.

As part of initial closing the outstanding principal amount shall be $50,000 and the Holder shall pay $50,000 of the consideration (the “First Tranche”). Out of $50,000 consideration, the Company has received $43,492 cash from EMA Financial with the remaining $6,508 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on February 13, 2021. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.

On February 19, 2020, the Company closed a private financing with Fidelis Capital, LLC, (“Fidelis” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $50,000 with no original discount upon issuance.

As part of initial closing the outstanding principal amount shall be $50,000 and the Holder shall pay $50,000 of the consideration (the “First Tranche”). Out of $50,000 consideration, the Company has received $43,487 cash from Fidelis with the remaining $6,513 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on February 19, 2021. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties.

 On March 12, 2020, the Company closed a private financing with Armada Capital Partners, LLC, (“Armada” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $38,500 and an original issue discount of $3,500 per the Note agreement.

As part of initial closing the outstanding principal amount shall be $38,500 and the Holder shall pay $35,000 of the consideration (the “First Tranche”). Out of $35,000 consideration, the Company has received $32,992 cash from Fidelis with the remaining $2,008 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on March 12, 2021. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal to a price which is a 40% discount to the lowest trading price in the ten (10) days prior to the day that the Holder requests conversion, unless otherwise modified by mutual agreement between the Parties. In connection with the issuance of the Armada Note, the Company granted Armada a five-year cashless warrant (the “Warrant”) to purchase 4,200 shares of the Company’s common stock at an exercise price of $12.50 per share.

On July 17, 2020, the Company closed a private financing with EMA Financial, LLC (“EMA Financial” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $50,000, and upon issuance, carries a prorated original issue discount of up to $2,500 (the “OID”), to cover the Holder’s monitoring costs associated with the purchase and sale of the Note, which is included in the principal balance of this Note.

As part of initial closing the outstanding principal amount shall be $50,000 and the Holder shall pay $47,500 of the consideration. Out of $47,500 consideration, the Company has received $42,987 cash from EMA Financial with the remaining $4,513 spent as legal expense for note issuance and due diligence fees.

The term of the convertible note is 1 year with the maturity date on July 17, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 24.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.

On July 24, 2020, the Company closed a private financing with Power Up Lending Group Ltd., (“Power up” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $130,000 with no original discount upon issuance.

As part of initial closing the outstanding principal amount shall be $130,000 and the Holder shall pay $130,000 of the consideration (the “First Tranche”). Out of $130,000 consideration, the Company has received $116,079 cash from Power up with the remaining $13,921 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on July 24, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.

On August 18, 2020, the Company closed another private financing with Power Up Lending Group Ltd., (“Power up” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $63,000 with no original discount upon issuance.

As part of closing the outstanding principal amount shall be $63,000 and the Holder shall pay $63,000 of the consideration (the “Second Tranche”). Out of $63,000 consideration, the Company has received $54,939 cash from Power up with the remaining $8,061 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on August 18, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.

On September 1, 2020, the Company closed another private financing with Jefferson Street Capital LLC, (“Jefferson Street Capital” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $82,500 with $7,500 discount upon issuance.

As part of closing the outstanding principal amount shall be $82,500 and the Holder shall pay $75,000 of the consideration. Out of $75,000 consideration, the Company has received $68,949 cash from Jefferson Street Capital with the remaining $6,051 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on September 1, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.

On September 1, 2020, the Company closed another private financing with FirstFire Global Opportunities Fund, LLC, (“FirstFire Global” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $75,000 with $3,750 discount upon issuance.

As part of closing the outstanding principal amount shall be $75,000 and the Holder shall pay $71,250 of the consideration. Out of $71,250 consideration, the Company has received $61,498 cash from FirstFire Global with the remaining $9,752 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 9 months with the maturity date on June 1, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 24.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.

On October 8, 2020, the Company closed another private financing with Power Up Lending Group Ltd., (“Power up” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $55,000 with no original discount upon issuance.

As part of closing the outstanding principal amount shall be $55,000 and the Holder shall pay $55,000 of the consideration. Out of $55,000 consideration, the Company has received $47,579 cash from Power up with the remaining $7,421 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on October 8, 2021. The interest rate of 10.0% per annum. Upon an event of default, the interest rate will be equal to the 22.0% per annum from the due date thereof until the same is paid. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.

On October 9, 2020, the Company closed another private financing with East Capital Investment Corp., (“East Capital” or the “Holder”) by issuing a convertible note (the “Note”). The Note has an original principal amount of $62,700 with no original discount upon issuance.

As part of closing the outstanding principal amount shall be $62,700 and the Holder shall pay $62,700 of the consideration. Out of $62,700 consideration, the Company has received $54,992 cash from Power up with the remaining $7,708 spent as legal expense for note issuance and due diligence fees.

The term of this convertible note is 1 year with the maturity date on October 9, 2021. The interest rate of 10.0% per annum. The convertible note has prepayment and conversion features. The conversion price shall equal the lower of: (i) the lowest closing price during the preceding 20 trading day period ending on the latest complete trading day prior to the Issue Date of this Note (the “Closing Price”) or (ii) 60.0% of the lowest traded price for the common stock on the principal market during the 20 consecutive trading immediately preceding the Conversion Date.

The below table summarizes all the convertible notes issued during the year ended August 31, 2020.

Counterparties	Issuance date	Maturity date	Principal Amount	Purchase Price	Discount on Note issuance	Note issuance costs	Proceeds Received (USD)
EMA Financial	November 18, 2019	August 18, 2020	$75,000	$68,500	$6,500	$3,763	$64,737
Peak One Opportunity	December 9, 2019	December 9, 2022	$85,000	$76,500	$8,500	$11,188	$65,312
Crown Bridge (Tranche I)	January 8, 2020	January 8, 2021	$40,500	$36,500	$4,000	$1,508	$34,992
Auctus Fund Note	December 31, 2019	September 30, 2020	$75,000	$75,000	$-	$15,658	$59,342
East Capital	February 13, 2020	February 13, 2021	$50,000	$50,000	$-	$6,508	$43,492
Fidelis Capital	February 19, 2020	February 19, 2021	$50,000	$50,000	$-	$6,513	$43,487
Armada Partners	March 12, 2020	March 12, 2021	$38,500	$35,000	$3,500	$2,008	$32,992
EMA Financial	July 17, 2020	July 17, 2021	$50,000	$47,500	$2,500	$4,513	$42,987
Crown Bridge (Tranche II)	July 23, 2020	July 23, 2021	$40,500	$36,500	$4,000	$2,208	$34,292
Power Up Lending (Tranche I)	July 24, 2020	July 24, 2021	$130,000	$130,000	$-	$13,921	$116,079
Power Up Lending (Tranche II)	August 18, 2020	August 18, 2021	$63,000	$63,000	$-	$8,061	$54,939
			$697,500	$668,500	$29,000	$75,849	$592,651

The below table summarizes all the convertible notes issued during the year ended August 31, 2021.

Counterparties	Issuance date	Maturity Date	Principal Amount	Purchase Price	Discount on Note issuance	Note issuance costs	Proceeds Received (USD)
Jefferson Street Capital	September 1,2020	September 1, 2021	82,500	75,000	7,500	6,051	68,949
FirstFire Global	September 1,2020	June 1, 2021	75,000	71,250	3,750	9,752	61,498
Power Up Lending	October 8, 2020	October 8, 2021	55,000	55,000	-	7,421	47,579
East Capital	October 9, 2020	October 9, 2021	62,700	62,700	-	7,708	54,992
			$275,200	$263,950	$11,250	$30,932	$233,018

The following table summarizes the convertible note and derivative liability in the balance sheet at August 31, 2021:

Balance, August 31, 2020	$438,921
Issuance of Convertible Note Principal	$275,200
Issuance of MFN Principal	$15,000
Discount on Note issuance, net of amortization	$75,075
Accrued interest expense	$24,562
Converted Note Principal	$(166,464)
Converted accrued and unpaid interest	$(8,538)
Prepayment of Note Principal	$(559,782)
Paid interest expense	$(29,390)
Change in fair value of Derivative liability	$(64,584)
Balance, August 31, 2021	$—

The Company valued its derivatives liability using Monte Carlo simulation. Assumptions used as of August 31, 2021 include (1) risk-free interest rates of 0.06%, (2) expected equity volatility of 66.25% - 66.3%, (3) zero dividends, (4) discount for lack of marketability of 30% (5) remaining terms and conversion prices as set forth in the convertible note agreement, and (6) the common stock price of the underlying share on the valuation date of August 31, 2021.

The Company recognizes gain due to convertible feature of $64,584 in the income statement for the year ended August 31, 2021.

The Company prepaid nine convertible notes during the year ended August 31, 2021 as below:

Convertible Notes	Beginning Principal after Note Conversion	Total Interest Accrued	Paid Date	Paid Principal	Paid Interest	Principal balance Outstanding	Payment amount	Loss from prepaid convertible note
Crown Bridge (Tranche I)	1,082	2,641	12/9/20	(1,082)	(2,641)	-	-	-
Crown Bridge (Tranche II)	40,500	1,545	12/9/20	(40,500)	(1,545)	-	72,500[1]	(26,732)[1]
EMA Financial	50,000	1,990	12/9/20	(50,000)	(1,990)	-	72,800	(20,810)
Power Up Lending	130,000	6,491	1/22/21	(130,000)	(6,491)	-	190,925	(54,434)
Power Up Lending	63,000	3,042	2/10/21	(63,000)	(3,042)	-	92,380	(26,338)
East Capital	62,700	3,114	4/7/21	(62,700)	(3,114)	-	87,467	(21,652)
Power Up Lending	55,000	2,746	4/7/21	(55,000)	(2,746)	-	80,797	(23,051)
Jefferson Street	82,500	4,097	3/1/21	(82,500)	(4,097)	-	116,975	(30,378)
FirstFire Global	75,000	3,724	3/1/21	(75,000)	(3,724)	-	108,125	(29,401)
Total	559,782	29,390	-	(559,782)	(29,390)	-	821,969	(232,796)

1. The balance is the total of Crown Bridge Tranche I and Tranche II

The Holders converted convertible notes to common shares during the year ended August 31, 2021 as below:

EMA Financial:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 1, 2020	5,285	5,285	5,154	—	10,439	1,000	—	$0.00812	1,408,800
Total		5,285	5,154	—	10,439	1,000			1,408,800

Auctus Capital Partners:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 8, 2020	33,295	12,055	73	—	12,128	750	21,240	$0.00510	2,525,000
September 18, 2020	21,240	15,233	58	—	15,291	750	6,007	$0.00510	3,145,300
September 29, 2020	6,007	6,007	18	11,082	17,107	750	—	$0.00480	3,720,200
October 22, 2020	—	—	—	3,918	3,918	750	—	$0.00216	2,161,240
Total		33,295	149	15,000	48,444	3,000			11,551,740

*On September 29, 2020, $6,007 of the Auctus Capital convertible note was converted to 17,107 shares of common stock at a conversion price $0.0048, 60% of the lowest trading price in the 20 days prior to the conversion dates. Additional most-favored-nation (MFN) principal of $15,000 was triggered when the conversion price is lower than $0.1. The remaining Auctus Capital convertible note principal balance was $0, including $15,000 MFN principal

East Capital:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 8, 2020	26,600	13,300	250	—	13,550	—	13,300	$0.01020	1,328,431
September 25, 2020	13,300	13,300	129	—	13,429	—	—	$0.00960	1,398,854
Total		26,600	379	—	26,979	—			2,727,285

Fidelis Capital:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 1, 2020	41,000	25,671	—	—	25,671	—	15,329	$0.01218	2,107,648
September 9, 2020	15,329	15,329	2,605	—	17,934	—	—	$0.01020	1,758,257
Total		41,000	2,605	—	43,605	—			3,865,905

Armada Partners:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 25, 2020	25,500	13,000	213	—	13,213	500	12,500	$0.01020	1,344,363
October 6, 2020	12,500	12,500	38	—	12,538	500	—	$0.00960	1,358,145
Total		25,500	251	—	25,751	1,000			2,702,508

Crown Bridge (Tranche I):

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 8, 2020	20,867	6,400	—	—	6,400	1,250	14,467	$0.00765	1,000,000
September 22, 2020	14,467	5,635	—	—	5,635	1,250	8,832	$0.00765	900,000
October 1, 2020	8,832	7,750	—	—	7,750	1,250	1,082	$0.00720	1,250,000
Total		19,785		—	19,785	3,750			3,150,000

In summary, the Company has either converted or prepaid all the outstanding convertible notes as of August 31, 2021. The below table lists conversions and prepayments during each quarter in FY2021.

Sr. No.	Note	Total convertible note issued	Total principal converted as of 08/31/2020	Total principal converted as of 11/30/2020	Total principal paid off as of 2/28/2021	Total principal paid off as of 8/31/2021	Principal balance Outstanding as of 8/31/2021
1	EMA Financial	90,000	(84,716)	(5,285)	-	-	-
2	Peak One Opportunity	85,000	(85,000)	-	-	-	-
3	Auctus Fund Note	90,000	(41,705)	(48,295)	-	-	-
4	Crown Bridge (Tranche I)	40,500	(19,633)	(19,785)	(1,082)	-	-
5	East Capital	50,000	(23,400)	(26,600)	-	-	-
6	Fidelis Capital	50,000	(9,000)	(41,000)	-	-	-
7	Armada Partners	38,500	(13,000)	(25,500)	-	-	-
8	Crown Bridge (Tranche II)	40,500	-	-	(40,500)	-	-
9	EMA Financial (Issue Date: 7.17.2020)	50,000	-	-	(50,000)	-	-
10	Power Up Lending (Issue Date: 07.24.2020)	130,000	-	-	(130,000)	-	-
11	Power Up Lending (Issue Date: 08.18.2020)	63,000	-	-	(63,000)	-	-
12	East Capital (Issue Date: 10.09.2020)	62,700	-	-	-	(62,700)	-
13	Power Up Lending (Issue Date: 10.08.2020)	55,000	-	-	-	(55,000)	-
14	Jefferson Street (Issue Date: 09.01.2020)	82,500	-	-	-	(82,500)	-
15	FirstFire Global (Issue Date: 09.01.2020)	75,000	-	-	-	(75,000)	-
	Total	1,002,700	(276,454)	(166,464)	(284,582)	(275,200)	-